Consolidated Statement of Changes in Total Equity - USD ($) $ in Thousands	Total	Teekay Corporation [Member]	Convertible Preferred Stock [Member]	General Partner [Member]	General Partner [Member] Teekay Corporation [Member]	Warrant [Member]	Common Units [Member]	Common Units and Additional Paid-in Capital [Member]	Common Units and Additional Paid-in Capital [Member] Teekay Corporation [Member]	Preferred Units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests [Member]	Redeemable Non-controlling Interest [Member]
Beginning balance, units at Dec. 31, 2013			0				85,453,000			6,000,000
Beginning balance at Dec. 31, 2013	$ 821,341		$ 0	$ 21,242		$ 0		$ 621,002		$ 144,800	$ 0	$ 34,297	$ 16,564
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	9,879			15,658				(19,380)		10,875		2,726	7,777
Cash distributions	(214,656)			(19,495)				(184,286)		(10,875)
Distributions to non-controlling interests	(16,440)											(16,440)	(11,499)
Contributions of capital from joint venture partner	$ 27,267											27,267
Partners' Capital Account, Units, Sold in Public Offering	213,350
Indemnification amount | Dropdown Predecessor [Member]	$ (6,181)
Indemnification amount	6,181			124				6,057
Partners' Capital Account, Units, Sale of Units							6,918,000
Partners' Capital Account, Sale of Units	186,125			3,727				182,398
Distribution of capital to Teekay Corporation related to the equity Investment in Itajai FPSO joint venture (note 11d)	(6,082)							(6,082)
Distribution of capital to Teekay Corporation related to the purchase of Petrojarl I FPSO unit (note 11f)	(12,414)			(248)				(12,166)
Equity based compensation and other	1,652			30				1,622
Equity based compensation and other, units							15,000
Other comprehensive income (loss)	0
Ending balance at Dec. 31, 2014	802,853		$ 0	21,038		0		589,165		$ 144,800	0	47,850	12,842
Ending balance, units at Dec. 31, 2014			0				92,386,000			6,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income | Dropdown Predecessor [Member]	10,101
Net income	86,863		$ 10,349	16,317				31,205		$ 18,260		10,980	2,931
Cash distributions	(250,299)		$ (7,601)	(24,197)				(209,177)		$ (16,925)
Distributions to non-controlling interests	(10,975)											(10,975)	(12,600)
Contributions of capital from joint venture partner	$ 5,500											5,500
Partners' Capital Account, Units, Sold in Public Offering	211,077						211,000			5,000,000
Indemnification amount | Dropdown Predecessor [Member]	$ 0
Proceeds from equity offering, net of offering costs (note 16)	124,346			71				3,485		$ 120,790
Proceeds from equity offering, net of offering costs (note 16), units			10,438,000
Partners' Capital Account, Private Placement of Units			$ 249,750
Equity based compensation and other	1,865			37				1,829
Equity based compensation and other, units							28,000
Other comprehensive income (loss)	696										696
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS (notes 3 and 11g), units							14,402,000
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS (notes 3 and 11g)	306,122			6,122				300,000
Purchase of Knarr LLC and Teekay Knarr AS from Teekay Corporation (notes 3 and 11g) | Dropdown Predecessor [Member]	(426,117)
Purchase of Knarr LLC and Teekay Knarr AS from Teekay Corporation (notes 3 and 11g)	(529,437)			(2,066)				(101,254)
Net change in Teekay Corporation's equity in Dropdown Predecessor (notes 3 and 11g) | Dropdown Predecessor [Member]	416,016
Net change in Teekay Corporation's equity in Dropdown Predecessor (notes 3 and 11g)	416,016
Contribution of capital from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (notes 11e and 19)	14,297			286				14,011
Ending balance at Dec. 31, 2015	967,848		$ 252,498	17,608		0		629,264		$ 266,925	696	53,355	3,173
Ending balance, units at Dec. 31, 2015			10,438,000				107,027,000			11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	17,750		$ 24,336	(267)				(12,952)		$ 21,500		9,469	2,389
Cash distributions	(67,884)		$ (10,750)	(480)				(45,904)		(21,500)
Distributions to non-controlling interests	(9,610)											(9,610)	(4,600)
Contributions of capital from joint venture partner	$ 750	$ 3,665			$ 73				$ 3,592			750
Partners' Capital Account, Units, Sold in Public Offering	5,525,310
Indemnification amount | Dropdown Predecessor [Member]	$ 0
Partners' Capital Account, Units, Sale of Units							27,504,000
Partners' Capital Account, Sale of Units	144,812			3,058		13,797		127,957
Proceeds from equity offering, net of offering costs (note 16), units			4,000,000
Partners' Capital Account, Private Placement of Units			$ 83,453
Equity based compensation and other	(289)		1,512	(6)				(283)
Equity based compensation and other, units							101,000
Other comprehensive income (loss)	(1,500)										(1,500)
Payment-in-kind distributions (note 16)	15,239		(12,739)	(630)				15,869
Payment-in-kind distributions (note 16), units							4,558,000
Conversion of Convertible Preferred Units (note 16)	47,171		(46,429)	889				46,282
Partners' Capital Account, Exchanges and Conversions	20,644		$ (20,644)	413				20,231
Conversion of Convertible Preferred Units (note 16), units			1,921,000				8,324,000
Ending balance at Dec. 31, 2016	$ 1,138,596		$ 271,237	$ 20,658		$ 13,797		$ 784,056		$ 266,925	$ (804)	$ 53,964	$ 962
Ending balance, units at Dec. 31, 2016			12,517,000				147,514,000			11,000,000